UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

September 26, 2020 to October 26, 2020

Commission File Number of issuing entity: 333-159791-06

Central Index Key Number of issuing entity: 0001545416

Sequoia Mortgage Trust 2012-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-159791-01

Central Index Key Number of depositor: 0001176320

Sequoia Residential Funding, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001530239

RWT Holdings, Inc.

(Exact name of sponsor as specified in its charter)

Jeremy P. Strom

(720) 627-8472

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3867656

38-3867657

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
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Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 26, 2020, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2012-2.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Sequoia Residential Funding, Inc. (the “Depositor”) and held by Sequoia Mortgage Trust 2012-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from September 26, 2020 to October 26, 2020.

RWT Holdings, Inc. (the “Securitizer”), an affiliate of the Depositor, is the sponsor and the Securitizer of assets held by Sequoia Mortgage Trust 2012-2. The Securitizer filed its first Form ABS-15G on February 6, 2012, and most recently filed its Form ABS-15G on August 13, 2020. The CIK number of the Securitizer is 0001530239.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

The Depositor has been notified by U.S. Bank National Association (“U.S. Bank”) of an update to material pending legal proceedings to which U.S. Bank is subject in connection with its role in certain RMBS (defined below) transactions. The Depositor is not a party to, nor is this Sequoia transaction subject to, the pending legal proceedings.

Disclosure from US Bank:

In the last several years, U.S. Bank and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association (“U.S. Bank”) in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.) (the “NCMSLT Action”). The complaint, as amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and special servicing of the Student Loans. Since the filing of the NCMSLT Action, certain Student Loan borrowers have made assertions against U.S. Bank concerning special servicing that appear to be based on certain allegations made on behalf of the DSTs in the NCMSLT Action.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. On January 21, 2020, the Court entered an order consolidating for pretrial purposes the NCMSLT Action and three other lawsuits pending in the Delaware Court of Chancery concerning the DSTs and the Student Loans, which remains pending.

U.S. Bank denies liability in the NCMSLT Action and believes it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs and that it has meritorious defenses. It has contested and intends to continue contesting the plaintiffs’ claims vigorously.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-2, relating to the October 26, 2020 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-2, relating to the October 26, 2020 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Sequoia Residential Funding, Inc.
(Depositor)

/s/ Jeremy P. Strom
Jeremy P. Strom, President & Senior Officer in Charge of Securitization

Date: November 6, 2020